UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    11/30

Date of reporting period:  2/28/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014

Shares			Value
	MUTUAL FUNDS - 51.2%
	ASSET ALLOCATION FUND - 17.1%
1,194,669	Compass EMP Market Neutral Income Fund - Cl. I * +		$ 11,612,188

	EQUITY FUNDS - 33.1%
570,488	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +		6,862,971
600,582	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +		6,486,281
671,984	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +		9,112,100
			22,461,352
	FIXED INCOME FUND - 1.0%
68,097	Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I +		680,973

	TOTAL MUTUAL FUNDS (Cost - $33,639,156)		34,754,513

Principal	BONDS & NOTES - 12.6%
	BANKS - 6.0%
$ 700,000	Banco do Brasil SA, 0.75%, 3/10/14		700,074
250,000	Bank of America Corp., 1.50%, 10/9/15		252,666
150,000	Capital One Financial Corp., 1.0%, 11/6/15		150,408
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,152
400,000	Citigroup, Inc., 5.0%, 9/15/14		409,370
50,000	Citigroup, Inc., 6.375%, 8/12/14		51,289
240,000	First Horizon National Corp., 5.375%, 12/15/15		256,576
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		51,748
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17		554,186
250,000	ING Bank NV, 2.0%, 9/25/15		254,325
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17		229,166
50,000	Merrill Lynch., 5.45%, 7/15/14		50,773
50,000	Morgan Stanley, 4.0%, 7/24/15		52,155
500,000	Morgan Stanley, 4.2%, 11/20/14		513,120
55,000	Morgan Stanley, 6.0%, 4/28/15		58,314
100,000	Santander US Debt SAU, 3.724%, 1/20/15		101,892
350,000	Zions Bancorporation, 2.75%, 5/16/16		349,434
			4,060,648
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
50,000	Ford Motor Credit Co. LLC, 3.875%, 1/15/15		51,381
50,000	Ford Motor Credit Co. LLC, 12.0%, 5/15/15		56,574
200,000	General Electric Capital Corp., 5.375%, 10/20/16 ^		222,748
60,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14		62,343
50,000	Jefferies Group LLC, 5.875%, 6/8/14		50,689
			443,735
	GAS - 0.3%
200,000	Atmos Energy Corp., 4.95%, 10/15/14		205,141

	HOME FURNISHINGS - 0.2%
150,000	Whirlpool Corp., 6.50%, 6/15/16		167,427

	INSURANCE - 1.3%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15		277,160
100,000	CNA Financial Corp., 5.85%, 12/15/14		104,041
450,000	White Mountains RE Group, 6.375%, 3/20/17		506,736
			887,937
	MEDIA - 0.4%
250,000	Viacom, Inc., 2.50%, 12/15/16		259,161

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014

Principal			Value
	MINING - 0.1%
$ 50,000	Anglo American Capital PLC, 9.375%, 4/8/14		$ 50,388

	OIL & GAS - 0.5%
190,000	Petrobras Global Finance BV, 2.00%, 5/20/16		188,836
140,000	Transocean, Inc., 5.05%, 12/15/16		153,488
			342,324
	PHARMACEUTICALS - 0.3%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17		223,860

	RETAIL - 0.4%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		291,795

	SAVINGS & LOANS - 0.6%
400,000	Amsouth Bank, 5.20%, 4/1/15		416,661

	TELECOMMUNICATIONS - 1.4%
600,000	AT&T, Inc., 2.40%, 8/15/16		619,711
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15		152,902
15,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		15,224
140,000	Motorola Solutions, Inc., 6.00%, 11/15/17		160,242
			948,079
	TRUCKING & LEASING - 0.4%
250,000	Penske Truck Leasing Co. LP, 2.50%, 7/11/14		251,652

	TOTAL BONDS & NOTES (Cost - $8,542,277)		8,548,808

	SHORT-TERM INVESTMENTS - 68.4%
	CERTIFICATES OF DEPOSIT - 11.8%
400,000	Bank of New York, 1.15%, 4/4/14		400,000
600,000	China Merchant Bank NY, 1.18%, 1/26/15		600,000
700,000	Credit Comm De Belg NY, 0.75%, 4/1/14		699,938
1,400,000	Fortis Funding LLC, 0.53%, 1/12/15		1,399,995
1,900,000	Indu & Compl Bank China NY, 0.62%, 5/15/14		1,900,076
1,300,000	Itau Unibanco, 1.26%, 9/12/14		1,300,689
500,000	Natixis NY, 0.72%, 4/23/14		500,000
1,200,000	Societe Generale NY, 0.57%, 1/13/15		1,199,995
			8,000,693
	COMMERCIAL PAPER - 11.6%
300,000	Axafin CP, 9/5/14		298,825
250,000	Bennington Stark Capital, 4/14/14		249,817
250,000	Bennington Stark Capital, 7/14/14		249,512
1,400,000	Entergy Corp., 5/15/14		1,397,521
1,000,000	Ford Motor Credit Co., 3/25/14		999,633
600,000	NiSource Finance Corp., 3/25/14		599,740
700,000	Plains All American Pipeline, 4/7/14		699,676
500,000	Santander, 9/8/14		496,419
700,000	Shinhan Bank NY, 8/12/2014		698,342
700,000	Volvo Treasury North America LP, 3/7/14		699,957
1,500,000	Weatherford International Ltd., 3/24/14		1,499,147
			7,888,589
	MONEY MARKET FUND - 45.0%
29,060,116	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		29,060,116
1,506,944	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% **		1,506,944
			30,567,060

	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,456,342)		46,456,342

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014

	TOTAL INVESTMENTS - 132.2% (Cost - $88,637,775) (a)		$ 89,759,663
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.2) % (b)		(21,845,970)
	NET ASSETS - CONTROLLING INTEREST - 100.0%		$ 67,913,693

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,657,498 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,404,535
	Unrealized depreciation		(302,370)
	Net unrealized appreciation		$ 1,102,165

(b) Includes non-controlling interest.

+ Affiliated company.
^ All or a portion of this security is on loan.
LLC - Limited liability company.
LP - Limited partnership.
PLC - Public limited company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on February 28, 2014.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 2.3%
	Equity Futures - 0.3%
165	S&P E-Mini Future, Mar 2014	$ 15,324,375	$ 225,563
	TOTAL EQUITY FUTURES

	Commodity Futures - 2.0%
44	Cocoa, May 2014	$ 1,301,080	$ 3,760
20	Coffee, May 2014	1,352,250	292,912
13	Copper Future, Mar 2014	1,035,938	(15,525)
33	Corn Future, May 2014	764,775	26,787
23	Cotton, May 2014	1,002,110	(20,205)
10	Crude Oil Future, Apr 2014	1,025,900	25,640
9	Gasoline RBOB, Apr 2014	1,125,457	19,408
7	Gold, Apr 2014	925,120	55,470
44	Lean Hogs, Apr 2014	1,880,560	276,510
48	Live Cattle, Apr 2014	2,783,520	145,614
27	LME Aluminum, Jun 2014	1,191,038	9,787
28	LME Zinc Future, Jun 2014	1,453,200	33,600
21	Natural Gas Future, Apr 2014	967,890	24,890
10	NY Harbor ULSD Future, Apr 2014	1,266,846	15,238
6	Silver, May 2014	637,230	29,960
16	Soybean Future, May 2014	1,131,200	77,063
19	Soybean Meal, May 2014	869,630	55,260
60	Soybean Oil Future, May 2014	1,504,440	90,492
30	Wheat Future, May 2014	903,375	23,938
77	World Sugar #11, May 2014	1,831,824	147,403
	TOTAL COMMODITY FUTURES CONTRACTS	$ 24,953,382	$ 1,318,002

	TOTAL LONG FUTURES CONTRACTS	$ 40,277,757	$ 1,543,565

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014

Shares		Value
	MUTUAL FUNDS - 94.9%
	ASSET ALLOCATION FUNDS - 29.8%
2,335,090	Compass EMP Enhanced Fixed Income Fund - Cl. I +	$ 23,047,333
780,415	Compass EMP Market Neutral Income Fund - Cl. I * +	7,585,635
		30,632,968
	COMMODITY FUNDS - 7.1%
383,981	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I * +	3,667,019
380,010	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I * +	3,689,893
		7,356,912
	EQUITY FUNDS - 58.0%
281,149	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,729,957
913,461	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	10,988,931
661,578	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,249,880
612,834	Compass EMP Long/Short Strategies Fund - Cl. I * +	6,600,221
252,823	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	2,730,491
1,076,129	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	14,592,311
767,164	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	10,425,763
247,016	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,421,178
		59,738,732

	TOTAL MUTUAL FUNDS (Cost - $93,652,301)	97,728,612

	SHORT TERM INVESTMENTS - 5.1%
	MONEY MARKET FUND - 5.1%
5,279,168	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	5,279,168
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,279,168)

	TOTAL INVESTMENTS - 100.0% (Cost - $98,931,469) (a)	$ 103,007,780
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(4,849)
	NET ASSETS - 100.0%	$ 103,002,931

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,933,393 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,475,205
	Unrealized depreciation	(400,818)
	Net unrealized appreciation	$ 4,074,387

+ Affiliated company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on February 28, 2014.

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014

Shares		Value
	MUTUAL FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
289,299	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	$ 2,809,093
941,160	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,322,161
681,857	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,502,757
1,108,467	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	15,030,818
789,824	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	10,733,712
254,393	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,523,337
	TOTAL MUTUAL FUNDS (Cost - $47,760,878)	51,921,878

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
1,227,579	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,227,579
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,227,579)

	TOTAL INVESTMENTS - 99.9% (Cost - $48,988,457) (a)	$ 53,149,457
	OTHER ASSETS LESS LIABILITIES - 0.1%	32,412
	NET ASSETS - 100.0%	$ 53,181,869

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,989,483 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,231,756
	Unrealized depreciation	(71,782)
	Net unrealized appreciation	$ 4,159,974

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on February 28, 2014.

COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.  Debt securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Financial Futures Contracts - Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.  The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission ("CFTC") regulations.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's assets carried at fair value:

Multi-Asset Balanced Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 97,728,612	$ -	$ -	$ 97,728,612
Short-Term Investments	5,279,168	-	-	5,279,168
Total	$ 103,007,780	$ -	$ -	$ 103,007,780

Multi-Asset Growth Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 51,921,878	$ -	$ -	$ 51,921,878
Short-Term Investments	1,227,579	-	-	1,227,579
Total	$ 53,149,457	$ -	$ -	$ 53,149,457

Alternative Strategies Fund **
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 34,754,513	$ -	$ -	$ 34,754,513
Bonds & Notes	-	8,548,808	-	8,548,808
Short-Term Investments	46,456,342	-	-	46,456,342
Total	$ 81,210,855	$ 8,548,808	$ -	$ 89,759,663
The Fund did not hold any Level 3 securities during the period
There were no transfers into or out of Level 1 and Level 2 during the period
*Please refer to the Schedule of Investments for industry classifications.
**Consolidated

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

4/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

4/29/2014

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

4/29/2014